                                      January 31, 2012, as revised April 27, 2012

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                             Calvert Income Funds Prospectus
                                       January 31, 2012, as revised April 27, 2012

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)	3.75%	None	None	None
on purchases (as a % of offer-
ing price)

Maximum deferred sales charge	None	4.00%	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever
is lower) [1]

Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment) [2]

	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.30%	0.41%	0.24%	0.17%
Total annual fund operating	1.25%	2.11%	1.94%	0.87%
expenses

1  The contingent deferred sales charge reduces over time.

2  The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.09% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$498	$757	$1,036	$1,830
Class B
Expenses assuming
redemption	$614	$861	$1,134	$2,020
Expenses assuming
no redemption	$214	$661	$1,134	$2,020
Class C
Expenses assuming
redemption	$297	$609	$1,047	$2,264
Expenses assuming
no redemption	$197	$609	$1,047	$2,264
Class Y	$89	$278	$482	$1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is invest-

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 4

ment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 5

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	7.78%
Worst Quarter (of periods shown)	12/31/08	-7.72%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 6

Average Annual Total Returns
(as of 12-31-11) (with maximum
sales charge deducted, if any)	1 year	5 years	10 years

Class A:
Return before taxes	-1.22%	2.51%	4.43%
Return after taxes on distributions	-2.37%	0.98%	2.59%
Return after taxes on distributions
and sale of Fund shares	-0.80%	1.24%	2.71%
Class B	-2.21%	2.41%	3.99%
Class C	0.98%	2.58%	4.10%
Class Y	3.05%	3.61%	4.98%
Barclays Capital U.S. Credit Index
(reflects no deduction for fees,	8.35%	6.80%	6.35%
expenses or taxes)
Lipper Corporate Debt Funds BBB
Rated Avg.	7.19%	6.27%	6.20%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Michael Abramo	Vice President,	Since April 2008
Portfolio Manager

Matthew Duch	Vice President,	Since September
	Portfolio Manager	2011

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 48 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544 Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514
To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 7

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y

Maximum sales charge (load) on	2.75%	None	None
purchases (as a % of offering
price)
Maximum deferred sales charge	None	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever is
lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment)

	Class A	Class C	Class Y

Management fees	0.60%	0.60%	0.60%

Distribution and service (12b-1)	0.25%	1.00%	None
fees
Other expenses	0.30%	0.19%	0.19%
Total annual fund operating
expenses	1.15%	1.79%	0.79%

Less fee waiver and/or expense	(0.07%)	—	—
reimbursement [2]
Net expenses	1.08%	—	—

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.08% for Class A and 0.95% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$382	$624	$884	$1,628
Class C
Expenses assuming
redemption	$282	$563	$970	$2,105
Expenses assuming
no redemption	$182	$563	$970	$2,105
Class Y	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 263% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 8

quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 9

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	5.03%
Worst Quarter (of periods shown)	12/31/08	-1.60%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 10

Average Annual
Total Returns
(as of 12-31-11)(with maxi-			Since
mum sales charge deducted,			Inception
if any)	1 year	5 years	(1/31/02)
Class A:
Return before taxes	-2.36%	3.52%	4.97%
Return after taxes on	-3.45%	2.03%	3.33%
distributions
Return after taxes on	-1.27%	2.15%	3.31%
distributions and sale
of Fund shares
Class Y	0.61%	4.28%	5.36%
Barclays Capital 1-5 Year	3.04%	5.29%	4.90%
U.S. Credit Index
(reflects no deduction for
fees, expenses or taxes)
Lipper Short Investment	1.26%	3.03%	3.11%
Grade Debt Funds Avg.
(reflects no deduction
for taxes)

Average Annual
Total Returns
(as of 12-31-11) (with			Since
maximum sales charge			Inception
deducted)	1 year	5 years	(10/1/02)

Class C	-1.36%	3.29%	3.81%
Barclays Capital 1-5 Year
U.S. Credit Index	3.04%	5.29%	4.63%
(reflects no deduction for
fees, expenses or taxes)

Lipper Short Investment	1.26%	3.03%
Grade Debt Funds Avg.			*
(reflects no deduction
for taxes)

*The Fund is unable to show performance of the Lipper average since the Fund’s inception date. For comparison purposes to Lipper, performance for the Fund since 10/31/02 is 3.84% and the performance for the Lipper Short Investment Grade Debt Funds Average is 2.91%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Fund

Matthew Duch	Vice President,	Since August 2009
Portfolio Manager

Michael Abramo	Vice President,	Since September 2011
Portfolio Manager

Mauricio Agudelo	Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after the receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS,
Overnight Mail:	330 West 9th Street,
Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 11

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) on purchases (as a % of	3.75%
offering price)
Maximum deferred sales charge (load) (as a % of amount	None
purchased or redeemed, whichever is lower)
Redemption fee (as a % of amount redeemed or exchanged	2.00%
within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class A
Management fees	0.675%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.395%
Total annual fund operating expenses	1.32%
Less fee waiver and/or expense reimbursement [1]	(0.07%)
Net expenses	1.25%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.25% for Class A. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$498	$771	$1,065	$1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 498% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 12

& Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

Under normal circumstances, the Fund will have a dollar-weighted average portfolio maturity of ten years or more.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 13

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	8.33%
Worst Quarter (of periods shown)	9/30/05	-1.18%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total
Returns (as of 12-31-11)			Since
(with maximum sales			Inception
charge deducted)	1 year	5 years	(12/31/04)
Class A:
Return before taxes	5.39%	9.25%	8.24%
Return after taxes on	3.02%	6.62%	5.93%
distributions
Return after taxes on	3.60%	6.38%	5.71%
distributions and sale
of Fund shares
Barclays Capital Long U.S.	17.13%	8.55%	7.12%
Credit Index
(reflects no deduction
for fees, expenses or
taxes)
Lipper Corporate Debt	7.19%	6.27%	5.25%
Funds BBB Rated Avg.
(reflects no deduction
for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Michael Abramo	Vice President, Portfolio	Since September 2011
Manager

Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Mauricio Agudelo	Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 14

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544, Kansas
tion):	City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 15

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class Y
Maximum sales charge (load) on purchases (as a	1.25%	None
% of offering price)
Maximum deferred sales charge (load) (as a %	None	None
of amount purchased or redeemed, whichever is
lower)
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 7 days of purchase)
Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)
	Class A	Class Y
Management fees	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	None
Other expenses	0.26%	0.12%
Total annual fund operating expenses	1.06%	0.67%
Less fee waiver and/or expense reimbursement [1]	(0.17%)	—
Net expenses	0.89%	—

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.89% for Class A and 0.84% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$215	$441	$686	$1,388
Class Y	$68	$214	$373	$835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 208% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities (e.g., corporate floating rate securities) and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 16

various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

Under normal circumstances, the Fund’s average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Lag Risk for Interest Payments. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 17

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to May 28, 2010 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	3.25%
Worst Quarter (of periods shown)	9/30/11	-0.78%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 18

Average Annual Total Returns				Since
(as of 12-31-11) (with maximum sales				Inception
charge deducted, if any)	1	year	5 years	(10/31/06)
Class A:
Return before taxes	-1.06%		3.31%	3.36%
Return after taxes on distributions	-1.71%		2.23%	2.27%
Return after taxes on distributions	-0.69%		2.19%	2.23%
and sale of Fund shares
Class Y	0.40%		3.63%	3.67%
Barclays Capital Short Treasury	0.51%		2.47%	2.53%
Index 9-12 months
(reflects no deduction for fees,
expenses or taxes)
Lipper Ultra-Short Obligations Funds Avg.	0.38%		1.73%	1.83%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Michael Abramo	Vice President, Portfolio	Since January 2011
Manager

Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Mauricio Agudelo	Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544, Kansas
tion):	City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS,
Overnight Mail:	330 West 9th Street, Kansas City,
MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 19

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on pur-	3.75%	None
chases (as a % of offering price)
Maximum deferred sales charge (load)	None	1.00%
(as a % of amount purchased or
redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	1.09%	1.21%
Total annual fund operating expenses	1.89%	2.76%
Less fee waiver and/or expense reim-	(0.85%)	(0.72%)
bursement [2]
Net expenses	1.04%	2.04%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2013. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$477	$867	$1,282	$2,437
Class C
Expenses assuming	$307	$788	$1,396	$3,037
redemption
Expenses assuming	$207	$788	$1,396	$3,037
no redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 668% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund’s assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund’s average maturity.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 20

The Fund also may invest in corporate debt securities, trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 21

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	4.42%
Worst Quarter (of periods shown)	6/30/09	-0.88%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual
Total Returns
(as of 12-31-11) (with maximum		Since Inception
sales charge deducted)	1 year	(12/31/08)
Class A:
Return before taxes	2.81%	6.24%
Return after taxes on	1.72%	5.16%
distributions
Return after taxes on	1.96%	4.73%
distributions and sale
of Fund shares
Class C:	4.66%	6.57%
Barclays Capital U.S. Government	9.02%	4.01%
Index
(reflects no deduction for fees,
expenses or taxes)
Lipper General U.S. Government	8.44%	5.52%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Michael Abramo	Vice President, Portfolio	Since September 2011
Manager

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 22

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include	Calvert, P.O. Box 219544,
application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS,
Overnight Mail:	330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas City,
MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 23

INVESTMENT OBJECTIVE

The Fund seeks high current income and capital appreciation, secondarily. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum sales charge (load) on	3.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge	None	1.00%	None
(load) (as a % of amount purchased
or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)
Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.56%	0.72%	2,723.09%
Total annual fund operating expenses	1.56%	2.47%	2,723.84%
Less fee waiver and/or expense reim-	—	—	(2,722.44%)
bursement [2]
Net expenses	—	—	1.40%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.65% for Class A, 2.65% for Class C and 1.40% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; • the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$528	$849	$1,193	$2,162
Class C
Expenses assuming	$350	$770	$1,316	$2,806
redemption
Expenses assuming	$250	$770	$1,316	$2,806
no redemption
Class Y	$143	$777	$1,436	$3,205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 286% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 24

The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations (“NRSROs”) such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“Standard & Poor’s”). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer’s ability to repay the bond. Bonds with ratings below Baa (Moody’s) or BBB (Standard & Poor’s) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 25

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	10.92%
Worst Quarter (of periods shown)	12/31/08	-14.17%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 26

Average Annual Total Returns
(as of 12-31-11) (with maximum sales
charge deducted, if any)	1 year	5 years	10 years

Class A:
Return before taxes	1.16%	4.85%	6.36%
Return after taxes on distributions	-1.06%	2.52%	3.77%
Return after taxes on distributions	0.71%	2.71%	3.83%
and sale of Fund shares
Class Y	5.24%	5.68%	6.78%
BofA Merrill Lynch High Yield Master	4.38%	7.34%	8.59%
II Index
(reflects no deduction for fees,
expenses or taxes)
Lipper High Current Yield Funds Avg.	2.81%	5.10%	6.99%
(reflects no deduction for taxes)

Class C: Because Class C has less than a full calendar year of investment operations, no performance information is presented for the Class at this time.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since March 2010
Manager

Michael Abramo	Vice President, Portfolio	Since September
	Manager	2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS,
Mail:	330 West 9th Street,
Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 27

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge	3.75%	None	None	None
(load) on purchases (as a
% of offering price)
Maximum deferred sales	None	4.00%	1.00%	None
charge (load) (as a % of
amount purchased or
redeemed, whichever is
lower) [1]
Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days
of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment) [2]
	Class A	Class B	Class C	Class Y
Management fees	0.65%	0.65%	0.65%	0.65%

Distribution and service	0.20%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.28%	0.56%	0.28%	0.18%
Total annual fund oper-
ating expenses	1.13%	2.21%	1.93%	0.83%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.92% through January 31, 2013. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$486	$721	$974	$1,698
Class B
Expenses assuming
redemption	$624	$891	$1,185	$2,018
Expenses assuming	$224	$691	$1,185	$2,018
no redemption
Class C
Expenses assuming	$296	$606	$1,042	$2,254
redemption
Expenses assuming	$196	$606	$1,042	$2,254
no redemption
Class Y	$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 28

least 65% of the Fund’s net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Rating Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 29

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	5.58%
Worst Quarter (of periods shown)	12/31/08	-3.66%

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 30

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual
Total Returns
(as of 12-31-11) (with maxi-
mum sales charge deducted, if
any)	1 year	5 years	10 years
Class A:
Return before taxes	1.61%	3.91%	4.85%
Return after taxes on	0.25%	2.32%	3.11%
distributions
Return after taxes on	1.03%	2.42%	3.14%
distributions and sale
of Fund shares
Class B	0.47%	3.65%	4.24%
Class C	3.70%	3.88%	4.38%
Class Y	5.87%	4.88%	5.34%
Barclays Capital U.S. Credit	8.35%	6.80%	6.35%
Index
(reflects no deduction for
fees, expenses or taxes)
Lipper Corporate Debt Funds A	6.87%	5.88%	5.40%
Rated Avg.
(reflects no deduction for
taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since January 2011
Manager

Michael Abramo	Vice President, Portfolio	Since January 2011
Manager

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 48 of the Fund’s Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified	Calvert, c/o BFDS,
or Overnight Mail:	330 West 9th Street,
Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 31

INVESTMENT OBJECTIVE

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchases (as a % of	None
offering price)
Maximum deferred sales charge (load) (as a % of	None
amount purchased or redeemed, whichever is lower)
Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)

Management fees	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.34%
Total annual fund operating expenses	0.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC’s money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obli-

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 32

gation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/07		1.15%
Worst Quarter (of periods shown)	3/31/10		0.00%

Average Annual Total
Returns
(as of 12-31-11)	1 year	5 years	10 years
Class O	0.01%	1.49%	1.66%
Lipper Money Market Funds	0.02%	1.36%	1.56%
Avg.

For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value (“NAV”) determined after receipt of your request in good order. The Fund is valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert. com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS,
Overnight Mail:	330 West 9th Street,
Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 33

Additional Information That Applies to All Funds

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 34

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class B or Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.

For Class B shares, the CDSC declines from 4.00% in the first year that shares are held, to 3.00% in the second, 2.00% in the third year, and 1.00% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See “How to Buy Shares/ Choosing a Share Class/Class B” and “Calculation of Contingent Deferred Sales Charge” in this Prospectus.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See “How to Buy Shares/Choosing a Share Class/Class B,” “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges,” and “How to Buy Shares/Choosing a Share Class/Class C” in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (seven days for Calvert Ultra-Short Income Fund). This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See “How to Sell Shares - Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus.

The administrative fees (as a percentage of a Fund’s net assets) for each Fund are as follows.

Fund	Administrative Fee
Calvert Income Fund	0.30%
Calvert Short Duration Income Fund	0.29%
Calvert Long-Term Income Fund	0.28%[1]
Calvert Ultra-Short Income Fund	0.25%
Calvert Government Fund	0.15%
Calvert High Yield Bond Fund	0.10%
Calvert Bond Portfolio	0.30%
Calvert Money Market Portfolio	0.20%

1Effective February 1, 2011, the administrative fee is 0.275% of the Fund’s average daily net assets.

VOLUNTARY ADVISORY FEE WAIVERS
Calvert Bond Portfolio

The investment advisory has voluntarily agreed to limit net annual fund operating expenses for Class B shares through conversion to Class A shares. The Class B voluntary expense cap is 2.19%, exclusive of acquired funds fees and expenses, performance fee adjustment and/or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A shares or are redeemed and/or exchanged for shares of other Funds. The investment advisor may cease this waiver at any time. The Fund’s total annual operating expense do not reflect expense waiver/reimbursements. Net of the current expense waiver/reimbursement and offsets, the expenses for Class B were 2.19% for the fiscal year end September 30, 2011.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 35

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under each Fund’s distribution plan for Class A and the amount of the Fund’s distribution and service fees authorized by the Fund’s Board of Trustees for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees.

Fund	Maximum Amount	Amount
	Payable (Class A)	Authorized
Calvert Income Fund	0.50%	0.25%
Calvert Short Duration Income Fund	0.50%	0.25%
Calvert Long-Term Income Fund	0.50%	0.25%
Calvert Ultra-Short Income Fund	0.50%	0.25%
Calvert Government Fund	0.25%	0.25%
Calvert High Yield Bond Fund	0.25%	0.25%
Calvert Bond Portfolio	0.35%	0.20%
Calvert Money Market Portfolio	0.25%	0.00%

OTHER EXPENSES

“Other expenses” are based on expenses for the Fund’s most recent fiscal year. “Other expenses” include custodial, transfer agent and subtrans-fer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. No Fund expects to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling futures short, the costs would be reflected in the net expense ratio. Each Fund, however, does not expect to incur a material amount of expense for this activity.

In addition to the expense limitation set forth in the fee table of the Fund Summary for Calvert High Yield Bond Fund, Calvert has also agreed to contractually limit direct net operating expenses to 3.00% for Class Y through January 31, 2021. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances. These credits are used to reduce the Fund’s expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses”.

See “Investment Advisor” in the respective Fund’s SAI for more information.

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 36

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert Government Fund and Calvert Bond Portfolio

With a change in rating of a debt security, the Advisor will review the security’s fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor’s relative value approach to investing in all securities. A downgrade/upgrade in a security’s credit quality rating is not an automatic signal to sell/buy that security.

The Funds’ investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Each Fund will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor’s opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Investment Strategies for Calvert High Yield Bond Fund

The Advisor will actively manage the Funds to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Advisor’s securities selection are credit fundamentals and technical trading factors. The Advisor researches the bonds it purchases to make its own determination of the issuer’s credit-worthiness and underlying strength. By using this strategy, the Advisor seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Advisor makes a decision to sell a portfolio security held by a Fund when (1) the security has appreciated in value due to market conditions and the issuing company’s financial condition; (2) the issuing company’s financial position indicates the company will not perform well and the price of the security could fall; or (3) the Advisor identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by a Fund.

Further Description of Investment Strategies and Techniques

A concise description of each Fund’s principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Information on Investment Policies and Risks” in the respective Fund’s SAI.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s Annual/Semi-Annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 37

1 Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2 The Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund’s total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund’s total assets.

3 The Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of its assets in such futures and/or options contracts.

4 Based on initial margin required to establish position.

5 Must be money market fund eligible under SEC Rule 2a-7. 6 Based on net premium payments.

7 Excludes any High Social Impact Investments.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 38

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.	Risks: Opportunity

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities and Associated Risks
Foreign securities. Securities issued by entities whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund’s Advisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks
Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.	Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell A security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particu- lar price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 39

Glossary of Certain Investment Risks

Correlation risk	The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 40

Explanation of Investment Strategies Used by Certain Funds

All Funds

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

All Funds

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simul- taneously commits to repurchase that security at a mutually agreed-upon time and price.

All Funds except Calvert Government Fund and Calvert Money Market Portfolio All Funds except Calvert Money Market Portfolio

ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assem- bled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset- backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alter- natively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

All Funds except Calvert Money Market Portfolio

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, gen- erally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Portfolio may invest in leveraged loans by assign- ment from a lender, or it may invest indirectly through loan participation agreements.

All Funds except Calvert Money Market Portfolio

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Calvert Government Fund

U.S. Government Securities. U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. government-related guarantors, including the FNMA and the FHLMC, are sponsored or chartered by Congress, but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government Securities include mortgage and other asset-backed securities.

Calvert Money Market Portfolio

Variable Rate Demand Instruments. Variable rate demand instruments are taxable or tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value plus any accrued interest upon demand. The securities also pay interest at a variable rate, which typically resets on a daily, weekly, or monthly basis. The combination of the demand and rate reset features cause the securities to trade at their face value. Some variable rate demand instruments can have “conditional” liquidity, so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments can have “unconditional” liquidity, so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can ter- minate without a mandatory tender. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments in which the Fund may invest – e.g., “synthetic” variable rate demand instruments -- have certain features, such as call features, that make it possible that the Fund will realize capital gains.

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 41

close of the first and third fiscal quarters. These filings are publicly available at the SEC.

In addition, the Calvert Money Market Funds disclose month-end portfolio holdings information on calvert.com within five business days after the end of each month and file more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

Calvert Signature Strategies®

(Calvert Bond Portfolio and Calvert Money Market Portfolio Only)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Calvert Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 42

Calvert Bond Portfolio and Calvert Money Market Portfolio

The Funds seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries. • Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods. • Produce or market products and services that are safe and enhance the health or quality of life of consumers. • Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Manufacture tobacco products. • Are significantly involved in the manufacture of alcoholic beverages. • Have direct involvement in gambling operations. • Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Calvert Bond Portfolio and Calvert Money Market Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Fund’s sustainable and socially responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a share-

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 43

holder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert – High Social Impact Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets up to 1% of the Fund’s assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund’s sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. The Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (Calvert or the Advisor), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2011, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12 billion in assets under management.

PORTFOLIO MANAGEMENT

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 44

Calvert Income Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in April 2008.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert Short Duration Income Fund Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in August 2009.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Calvert Long-Term Income Fund Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo, Matthew Duch and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 45

Calvert Ultra-Short Income Fund Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo, Matthew Duch and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Calvert Government Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert High Yield Bond Fund Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in March 2010.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert Bond Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 46

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets. The advisory fee does not include administrative fees.

Fund	Advisory Fee
Calvert Income Fund	0.40%
Calvert Short Duration Income Fund	0.32%
Calvert Long-Term Income Fund	0.40%
Calvert Ultra-Short Income Fund	0.30%
Calvert Government Fund	0.40%
Calvert High Yield Bond Fund	0.65%
Calvert Bond Portfolio	0.35%
Calvert Money Market Portfolio	0.30%

A discussion regarding the basis for the approval by the Funds’ Board of Trustees of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 47

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

• the amount you wish to invest;
• the length of time you plan to keep the investment;
• the Class expenses; and
• whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

IMPORTANT NOTICE REGARDING CLASS B SHARES

Class B shares of the Calvert Income Fund and Calvert Bond Portfolio are not offered for purchase, except through reinvestment of dividends and/ or distributions and through exchanges, as described below.

Initial or additional purchase requests for a Fund’s Class B shares will be rejected, unless they relate to reinvestment of dividends and/or capital gain distributions by existing Class B shareholders, or exchanges from existing accounts in Class B shares of other Funds. Shareholders who hold Class B shares of a Fund may continue to hold their shares until they automatically convert to Class A shares under the existing conversion schedule with respect to Class B shares. Shareholders may redeem their Class B shares; please note: payment of a contingent deferred sales charge may be required. Class B shareholders may continue to reinvest dividends and/or capital gain distributions into their Class B accounts. Class B shareholders of a Fund may also continue to exchange their shares for Class B shares of other Funds. Because the assets attributable to Class B shares of a Fund will decrease over time as a result of the closing of Class B, Calvert has voluntarily agreed to limit total net expenses for Class B of each Fund to the net Class B expense rate of the respective Fund in effect as of February 28, 2010, exclusive of acquired funds fees and expenses, performance fee adjustments and/or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A or are redeemed and/or exchanged for shares of other Funds. All other features of Class B shares, including contingent deferred sales charge schedules, Rule 12b-1 distribution and service fees, and conversion features, remain unchanged and continue in effect.

The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($1 million minimum) for certain Funds is offered in a separate prospectus. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor.

Fund	Classes Offered by Fund*	Classes of Fund Offered
in this Prospectus*
Calvert Income Fund	Six classes (Class A, B, C, I, R and Y)	Class A, B, C and Y
Calvert Short Duration Income Fund	Four classes (Class A, C, I and Y)	Class A, C and Y
Calvert High Yield Bond Fund
Calvert Long-Term Income Fund	One class (Class A)	Class A
Calvert Ultra-Short Income Fund	Two classes (Class A and Y)	Class A and Y
Calvert Government Fund	Three classes (Class A, C and I)	Class A and C
Calvert Bond Portfolio	Five classes (Class A, B, C, I and Y)	Class A, B, C and Y
Calvert Money Market Portfolio	One Class (Class O)	Class O

*As described above, Class B shares of a Fund are not offered for purchase, except through reinvestment of dividends and/or distributions, and through exchanges.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 48

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.

Initial Sales Charge

Sales charge on each purchase of 3.75% or less for Calvert Income, Calvert Long-Term Income, Calvert Government, Calvert High Yield Bond and Calvert Bond; 2.75% or less for Calvert Short Duration Income; and 1.25% or less for Calvert Ultra-Short Income; depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% (0.50% for Calvert Short Duration Income) contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge

None (except that an 0.80% (0.50% for Calvert Short Duration Income) contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid; and for Calvert Ultra-Short Income, 1.00% for accounts with $250,000 or more).

Distribution and/or Service Fees Other	Class A shares have an annual 12b-1 fee of up to 0.50%. Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Class B Shares: Deferred Sales Charge for Four Years

Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the con- tingent deferred sales charge no longer applies.
Initial Sales Charge Contingent Deferred Sales Charge	None If you sell your shares within four years, you will pay a deferred sales charge of 4.00% or less on shares you sell.
Distribution and/or Service Fees Other

Class B shares have an annual 12b-1 fee of 1.00%.

The expenses of this class are higher than Class A because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after six years, reducing your future annual expenses.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge Contingent Deferred Sales Charge Distribution and/or Service Fees Other

None

If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time. Class C shares have an annual 12b-1 fee of 1.00%.

The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.

Class Y Shares: No Sales Charge Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Funds’ distributor, to offer Class Y shares to their clients.

Initial Sales Charge Contingent Deferred Sales Charge Distribution and/or Service Fees Other	None None Class Y shares have no 12b-1 fee. Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 49

Class A

(All Funds except Calvert Money Market Portfolio)

If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Income Fund, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000*, then the sales charge is reduced to 3.00%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in A shares	Sales Charge % of offering price	% of Amt. Invested

Calvert Income Fund, Calvert Long-Term Income Fund,
Calvert Government Fund, Calvert High Yield Bond Fund
and Calvert Bond Portfolio
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**
Calvert Short Duration Income Fund
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None***	None***
Calvert Ultra-Short Income Fund
Less than $50,000	1.25%	1.27%
$50,000 but less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75%	0.76%
$250,000 and over	None****	None****

* This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which on which a finder’s fee has been paid by CID are subject to a one-year contingent deferred sales charge of 0.80%. (See the “Calculation of Contingent Deferred Sales Charge”).

*** Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a one-year contingent deferred sales charge of 0.50%. (See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge”).

**** Purchases of Class A shares at NAV for accounts with $250,000 or more on which a finder’s fee has been paid by CID are subject to a 12-month contingent deferred sales charge of 1.00%. (See “Calculation of Contingent Deferred Sales Charge”).

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 50

Class B

(Calvert Income Fund and Calvert Bond Portfolio Only)

Class B has no front-end sales charge as there is with Class A, but if you sell the shares within the first 4 years, you will have to pay a “contingent deferred” sales charge (“CDSC”). This means that you do not have to pay the sales charge unless you sell your shares within the first 4 years after purchase. Keep in mind that the longer you hold Class B shares, the less you will have to pay in deferred sales charges. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Time Since Purchase	CDSC
1st year	4%
2nd year	3%
3rd year	2%
4th year	1%
After 4 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended (“Code”).

• Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees.

• A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder’s account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

• If the selling broker/dealer had an agreement with CID, the Funds’ distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers” below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class C

(Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Government Fund, Calvert High Yield Bond Fund and Calvert Bond Portfolio Only)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CID to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers,” below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 51

Class O

(Calvert Money Market Portfolio Only)

Class O shares are sold without any initial sales load or CDSC.

Class Y

(Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Bond Portfolio Only)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert’s website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert’s non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

* A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which:

1. has been in existence for more than six months, and 2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CID and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CID or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CID or broker/ dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CID will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 52

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i)Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CID, nor any affiliate of CID will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CID of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

• current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);
• directors, officers, and employees of any subadvisor for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the subadvisor, or broker/dealer;
• purchases made through a registered investment advisor;
• trust departments of banks or savings institutions for trust clients of such bank or institution;
• purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by:

     (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services;

     (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or

     (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and “rabbi trusts”;

• the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert IRA with Calvert or its agent as the custodian that is funded by the sale immediately prior to the rollover/ transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value (“NAV”)

Except for money market funds, if you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 53

Reinstatement Privilege (Class A and Class B)

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid
	Class A	Class B	Class C	Class O
Calvert Income Fund	0.50% / 0.25%	1.00% / 1.00%*	1.00% / 1.00%*	N/A
Calvert Short Duration Income Fund	0.50% / 0.25%	N/A	1.00% / 1.00%*	N/A
Calvert Long-Term Income Fund	0.50% / 0.25%	N/A	N/A	N/A
Calvert Ultra-Short Income Fund	0.50% / 0.25%	N/A	N/A	N/A
Calvert Government Fund	0.25% / 0.25%	N/A	1.00% / 1.00%*	N/A
Calvert High Yield Bond Fund	0.25% / 0.25%	N/A	1.00% / 1.00%*	N/A
Calvert Bond Portfolio	0.35% / 0.20%	1.00% / 1.00%*	1.00% / 1.00%*	N/A
Calvert Money Market Portfolio	N/A	N/A	N/A	0.25% / 0.00%

* For Classes B and C, 0.75% of the Fund’s average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CID, each Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C), when you purchase shares of non-money market funds (except with respect to Class Y). CID also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CID to broker/dealers, which differ depending on the Class.

                                                Maximum Commission/Service Fees

	Class A*	Class B**	Class C***	Class O*
Calvert Income Fund, Calvert Government
Fund, Calvert High Yield Bond Fund and	3.00% / 0.25%	3.00% / 0.25%	1.00% / 1.00%	N/A
Calvert Bond Portfolio
Calvert Short Duration Income Fund	2.25% / 0.25%	N/A	1.00% / 1.00%	N/A
Calvert Long-Term Income Fund	3.00% / 0.25%	N/A	N/A	N/A
Calvert Ultra-Short Income Fund	1.00% / 0.25%	N/A	N/A	N/A
Calvert Money Market Portfolio	N/A	N/A	N/A	None / 0.01%

*	Class A and Class O service fees begin to accrue in the first month after purchase.
**	Class B service fee begins to accrue in the 13th month after purchase.
***	Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 54

If the selling broker/dealer has an agreement with CID to sell Class C or had such an agreement with respect to Class B shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CID does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CID may reallow to broker/dealers the full Class A front-end sales charge. CID may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. CID may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more ($250,000 or more for Calvert Ultra-Short Income Fund) except with respect to Calvert Money Market Portfolio.

Calvert Income Fund, Calvert Long-Term Income Fund, Calvert Government Fund, Calvert High Yield Bond Fund and Calvert Bond Portfolio

Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million and 0.12% over $100 million.

Calvert Short Duration Income Fund

Where paid, the finder’s fee is 0.50% of the NAV purchase amount on the first $2 million, 0.40% over $2 million up to $3 million, 0.25% over $3 million up to $50 million, 0.125% over $50 million up to $100 million and 0.075% over $100 million.

Calvert Ultra-Short Income Fund
Where paid the finder’s fee is 0.15% of the NAV purchase amount.

If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder’s fee within one year, then CID may recoup the difference in the finder’s fee from the broker/dealers. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CSDC of 0.80% (0.50% for Calvert Short Duration Income Fund and 1.00% for Calvert Ultra-Short Income Fund). All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account (Class A, C and O Shares)

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2748). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert’s client services department at 800-368-2748.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

How to Open an Account (Class Y Shares)

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Funds’ distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CID.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CID will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 55

investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bank-wire or via the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

Subsequent Investments (Class A and C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by Calvert Money Market Portfolio are valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 56

The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Calvert Money Market Portfolio

Your purchase will be credited at the NAV calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include: • The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests). • Signature guarantees (if required).* • Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/ dealer or the broker/dealer’s authorized designee.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 57

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on Calvert Money Market Portfolio during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a)	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;
(b)	the SEC has granted an order to the Fund permitting such suspension; or
(c)	an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not rea- sonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (Calvert Money Market Portfolio)

You may redeem shares in your Calvert Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, Calvert Money Market Portfolio will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. Calvert Money Market Portfolio will charge a service fee of $25 for drafts returned for insufficient or uncollected funds and for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 58

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund (except Calvert Money Market Portfolio) charges a 2% redemption fee on redemptions, including exchanges, within 30 days (seven days for Calvert Ultra-Short Income Fund) of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions. • Shares transferred from one retirement plan to another in the same Fund.

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com; for Calvert Money Market Portfolio only, call 800-368-2475.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 59

You can obtain account information and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, B, C and O only).

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B, C and O Shares)

By signing up for services when completing an application to open your Class A, Class C or Class O account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A, B, C and O Shares)

You may purchase Class A, Class C or Class O or sell Class A, Class B, Class C or Class O shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A, Class C or Class O shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B, C and O Shares)

You may purchase Class A, Class C or Class O shares, or redeem or exchange Class A, Class B, Class C or Class O shares or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B, C and O Shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund; except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.

An exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent pur-

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 60

chases and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares - Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees. The Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i)	does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or
(ii)	as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

This Market Timing Policy does not apply to Calvert Money Market Portfolio.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund Prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 61

payments is $25. Calvert Money Market Portfolio will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

For Calvert Money Market Portfolio, please maintain a balance in your Fund account of at least $2,000. If the balance in your account falls below the minimum during a month, a low balance fee of $3 per month may be charged to your account.

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income on a monthly basis (for Calvert Money Market Portfolio, dividends are accrued daily and paid monthly). Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not applicable to Calvert Money Market Portfolio)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Cost Basis Reporting

Effective January 1, 2012, mutual funds must report cost basis information to you and the Internal Revenue Service (“IRS”) when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 62

accounts, money market funds, and shares acquired before January 1, 2012. A Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with a Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request. Calvert High Yield Bond Fund the years prior to 2009 were audited by other auditors.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 63

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010	2009
Net asset value, beginning	$16.12	$15.39	$15.19
Income from investment operations:
Net investment income	.52	.53	.63
Net realized and unrealized gain (loss)	(.35)	.72	.24
Total from investment operations	.17	1.25	.87
Distributions from:
Net investment income	(.52)	(.52)	(.62)
Net realized gain	—	—	(.05)
Total distributions	(.52)	(.52)	(.67)
Total increase (decrease) in net asset value	(.35)	.73	.20
Net asset value, ending	$15.77	$16.12	$15.39

Total return*	1.06%	8.27%	6.24%
Ratios to average net assets: A
Net investment income	3.20%	3.33%	4.45%
Total expenses	1.25%	1.23%	1.24%
Expenses before offsets	1.25%	1.23%	1.24%
Net expenses	1.25%	1.23%	1.23%
Portfolio turnover	223%	259%	793%
Net assets, ending (in thousands)	$1,521,374	$2,321,499	$3,041,314

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.72	$16.72
Income from investment operations:
Net investment income		.79	.77
Net realized and unrealized gain (loss)		(1.25)	.01
Total from investment operations		(.46)	.78
Distributions from:
Net investment income		(.79)	(.78)
Net realized gain		(.28)	—
Total distributions		(1.07)	(.78)
Total increase (decrease) in net asset value		(1.53)	—
Net asset value, ending		$15.19	$16.72

Total return*		(3.01%)	4.74%
Ratios to average net assets: A
Net investment income		4.86%	4.60%
Total expenses		1.16%	1.19%
Expenses before offsets		1.16%	1.19%
Net expenses		1.16%	1.18%
Portfolio turnover		982%	877%
Net assets, ending (in thousands)		$4,462,549	$5,024,998

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 64

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011	2010	2009
Net asset value, beginning	$16.05	$15.32	$15.12
Income from investment operations:
Net investment income	.37	.39	.50
Net realized and unrealized gain (loss)	(.34)	.72	.24
Total from investment operations	.03	1.11	.74
Distributions from:
Net investment income	(.39)	(.38)	(.49)
Net realized gain	—	—	(.05)
Total distributions	(.39)	(.38)	(.54)
Total increase (decrease) in net asset value	(.36)	.73	.20
Net asset value, ending	$15.69	$16.05	$15.32

Total return*	0.16%	7.36%	5.33%
Ratios to average net assets: A
Net investment income	2.35%	2.43%	3.60%
Total expenses	2.11%	2.10%	2.13%
Expenses before offsets	2.11%	2.10%	2.13%
Net expenses	2.11%	2.10%	2.12%
Portfolio turnover	223%	259%	793%
Net assets, ending (in thousands)	$21,239	$38,770	$59,127

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.68	$16.69
Income from investment operations:
Net investment income		.67	.64
Net realized and unrealized gain (loss)		(1.28)	.01
Total from investment operations		(.61)	.65
Distributions from:
Net investment income		(.67)	(.66)
Net realized gain		(.28)	—
Total distributions		(.95)	(.66)
Total increase (decrease) in net asset value		(1.56)	(.01)
Net asset value, ending		$15.12	$16.68

Total return*		(3.89%)	3.94%
Ratios to average net assets: A
Net investment income		4.07%	3.82%
Total expenses		2.00%	1.96%
Expenses before offsets		2.00%	1.96%
Net expenses		2.00%	1.95%
Portfolio turnover		982%	877%
Net assets, ending (in thousands)		$94,880	$206,805

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 65

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010	2009
Net asset value, beginning	$16.12	$15.38	$15.18
Income from investment operations:
Net investment income	.40	.42	.52
Net realized and unrealized gain (loss)	(.34)	.73	.25
Total from investment operations	.06	1.15	.77
Distributions from:
Net investment income	(.41)	(.41)	(.52)
Net realized gain	—	—	(.05)
Total distributions	(.41)	(.41)	(.57)
Total increase (decrease) in net asset value	(.35)	.74	.20
Net asset value, ending	$15.77	$16.12	$15.38

Total return*	0.35%	7.56%	5.48%
Ratios to average net assets: A
Net investment income	2.50%	2.62%	3.74%
Total expenses	1.94%	1.93%	1.93%
Expenses before offsets	1.94%	1.93%	1.93%
Net expenses	1.94%	1.93%	1.93%
Portfolio turnover	223%	259%	793%
Net assets, ending (in thousands)	$213,870	$303,615	$372,838

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.71	$16.70
Income from investment operations:
Net investment income		.68	.65
Net realized and unrealized gain (loss)		(1.25)	.02
Total from investment operations		.57	.67
Distributions from:
Net investment income		(.68)	(.66)
Net realized gain		(.28)	—
Total distributions		(.96)	(.66)
Total increase (decrease) in net asset value		(1.53)	.01
Net asset value, ending		$15.18	$16.71

Total return*		(3.69%)	4.09%
Ratios to average net assets: A
Net investment income		4.16%	3.93%
Total expenses		1.85%	1.87%
Expenses before offsets		1.85%	1.87%
Net expenses		1.85%	1.86%
Portfolio turnover		982%	877%
Net assets, ending (in thousands)		$478,073	$504,417

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 66

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011	2010
Net asset value, beginning	$16.29	$15.53
Income from investment operations:
Net investment income	.58	.56
Net realized and unrealized gain (loss)	(.34)	.76
Total from investment operations	.24	1.32
Distributions from:
Net investment income	(.58)	(.56)
Net realized gain	—	—
Total distributions	(.58)	(.56)
Total increase (decrease) in net asset value	(.34)	.76
Net asset value, ending	$15.95	$16.29

Total return*	1.48%	8.65%
Ratios to average net assets: A
Net investment income	3.53%	3.76%
Total expenses	.87%	.83%
Expenses before offsets	.87%	.83%
Net expenses	.87%	.83%
Portfolio turnover	223%	259%
Net assets, ending (in thousands)	$111,661	$104,674

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2009	2008	# (z)
Net asset value, beginning	$15.29	$16.38
Income from investment operations:
Net investment income	.67	.31
Net realized and unrealized gain (loss)	.27	(1.02)
Total from investment operations	.94	(.71)
Distributions from:
Net investment income	(.65)	(.38)
Net realized gain	(.05)	—
Total distributions	(.70)	(.38)
Total increase (decrease) in net asset value	.24	(1.09)
Net asset value, ending	$15.53	$15.29

Total return*	6.73%	(4.41%)
Ratios to average net assets: A
Net investment income	4.71%	4.48	% (a)
Total expenses	.84%	2.34	% (a)
Expenses before offsets	.84%	.90	% (a)
Net expenses	.83%	.90	% (a)
Portfolio turnover	793%	529%
Net assets, ending (in thousands)	$19,351	$10,481

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 67

CALVERT SHORT DURATION INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$16.64	$16.48	$15.70
Income from investment operations:
Net investment income	.33	.42	.52
Net realized and unrealized gain (loss)	(.40)	.37	.88
Total from investment operations	(.07)	.79	1.40
Distributions from:
Net investment income	(.39)	(.40)	(.49)
Net realized gain	(.12)	(.23)	(.13)
Total distributions	(.51)	(.63)	(.62)
Total increase (decrease) in net asset value	(.58)	.16	.78
Net asset value, ending	$16.06	$16.64	$16.48

Total return*	(.46%)	4.90%	9.27%
Ratios to average net assets: A
Net investment income	2.02%	2.53%	3.34%
Total expenses	1.15%	1.14%	1.19%
Expenses before offsets	1.08%	1.08%	1.09%
Net expenses	1.08%	1.08%	1.08%
Portfolio turnover	263%	226%	359%
Net assets, ending (in thousands)	$1,686,575	$2,002,449	$1,758,619

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.17	$16.11
Income from investment operations:
Net investment income		.71	.73
Net realized and unrealized gain (loss)		(.36)	.13
Total from investment operations		.35	.86
Distributions from:
Net investment income		(.70)	(.71)
Net realized gain		(.12)	(.09)
Total distributions		(.82)	(.80)
Total increase (decrease) in net asset value		(.47)	.06
Net asset value, ending		$15.70	$16.17

Total return*		2.13%	5.47%
Ratios to average net assets: A
Net investment income		4.47%	4.54%
Total expenses		1.17%	1.22%
Expenses before offsets		1.08%	1.09%
Net expenses		1.08%	1.08%
Portfolio turnover		495%	533%
Net assets, ending (in thousands)		$1,284,673	$604,790

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 68

CALVERT SHORT DURATION INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$16.58	$16.41	$15.64
Income from investment operations:
Net investment income	.21	.29	.39
Net realized and unrealized gain (loss)	(.41)	.38	.88
Total from investment operations	(.20)	.67	1.27
Distributions from:
Net investment income	(.27)	(.27)	(.37)
Net realized gain	(.12)	(.23)	(.13)
Total distributions	(.39)	(.50)	(.50)
Total increase (decrease) in net asset value	(.59)	.17	.77
Net asset value, ending	$15.99	$16.58	$16.41
Total return*	(1.25%)	4.18%	8.37%
Ratios to average net assets: A
Net investment income	1.30%	1.79%	2.51%
Total expenses	1.79%	1.80%	1.86%
Expenses before offsets	1.79%	1.80%	1.86%
Net expenses	1.79%	1.80%	1.85%
Portfolio turnover	263%	226%	359%
Net assets, ending (in thousands)	$311,299	$337,866	$219,342

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.11	$16.06
Income from investment operations:
Net investment income		.58	.59
Net realized and unrealized gain (loss)		(.36)	.13
Total from investment operations		.22	.72
Distributions from:
Net investment income		(.57)	(.58)
Net realized gain		(.12)	(.09)
Total distributions		(.69)	(.67)
Total increase (decrease) in net asset value		(.47)	.05
Net asset value, ending		$15.64	$16.11

Total return*		1.35%	4.59%
Ratios to average net assets: A
Net investment income		3.70%	3.72%
Total expenses		1.88%	1.90%
Expenses before offsets		1.88%	1.90%
Net expenses		1.87%	1.89%
Portfolio turnover		495%	533%
Net assets, ending (in thousands)		$92,235	$49,984

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 69

CALVERT SHORT DURATION INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011 (z)	2010
Net asset value, beginning	$16.79	$16.59
Income from investment operations:
Net investment income	.40	.43
Net realized and unrealized gain (loss)	(.43)	.42
Total from investment operations	(.03)	.85
Distributions from:
Net investment income	(.46)	(.42)
Net realized gain	(.12)	(.23)
Total distributions	(.58)	(.65)
Total increase (decrease) in net asset value	(.61)	.20
Net asset value, ending	$16.18	$16.79

Total return*	(.20%)	5.24%

Ratios to average net assets: A
Net investment income	2.38%	2.72%
Total expenses	.79%	.80%
Expenses before offsets	.79%	.80%
Net expenses	.79%	.80%
Portfolio turnover	263%	226%
Net assets, ending (in thousands)	$455,764	$1,062,397

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2009 (z)	2008	(z)#
Net asset value, beginning	$15.80	$16.19
Income from investment operations:
Net investment income	.50	.31
Net realized and unrealized gain (loss)	.92	(.40)
Total from investment operations	1.42	(.09)
Distributions from:
Net investment income	(.50)	(.30)
Net realized gain	(.13)	—
Total distributions	(.63)	(.30)
Total increase (decrease) in net asset value	.79	(.39)
Net asset value, ending	$16.59	$15.80

Total return*	9.35%	(.58%)

Ratios to average net assets: A
Net investment income	3.14%	4.00	% (a)
Total expenses	.88%	1.13	% (a)
Expenses before offsets	.88%	.93	% (a)
Net expenses	.87%	.93	% (a)
Portfolio turnover	359%	215%
Net assets, ending (in thousands)	$149,126	$31,224

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 70

CALVERT LONG-TERM INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$17.95 ^	$17.32 ^	$15.33 ^
Income from investment operations:
Net investment income	.58	.58	.54
Net realized and unrealized gain (loss)	.51 ^	1.50 ^	2.46 ^
Total from investment operations	1.09	2.08	3.00
Distributions from:
Net investment income	(.59)	(.57)	(.52)
Net realized gain	(.68)	(.88)	(.49)
Total distributions	(1.27)	(1.45)	(1.01)
Total increase (decrease) in net asset value	(.18)	.63	1.99
Net asset value, ending	$17.77	$17.95 ^	$17.32 ^

Total return*	6.45%^,^^^	12.78%^	20.68%^
Ratios to average net assets:A
Net investment income	3.26%	3.47%	3.45%
Total expenses	1.32%	1.42%	1.46%
Expenses before offsets	1.25%	1.25%	1.27%
Net expenses	1.25%	1.25%	1.25%
Portfolio turnover	498%	596%	781%
Net assets, ending (in thousands)	$173,700	$139,775 ^	$77,153 ^

	YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 ^^	2007
Net asset value, beginning		$15.62	$15.36
Income from investment operations:
Net investment income		.62	.62
Net realized and unrealized gain (loss)		.09 ^	.27
Total from investment operations		.71	.89
Distributions from:
Net investment income		(.61)	(.61)
Net realized gain		(.39)	(.02)
Total distributions		(1.00)	(.63)
Total increase (decrease) in net asset value		(.29)	.26
Net asset value, ending		$15.33 ^	$15.62

Total return*		4.56%^	5.92%
Ratios to average net assets:A
Net investment income		3.96%	4.09%
Total expenses		1.66%	2.03%
Expenses before offsets		1.28%	1.30%
Net expenses		1.25%	1.25%
Portfolio turnover		604%	767%
Net assets, ending (in thousands)		$29,328 ^	$12,139

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 71

CALVERT ULTRA-SHORT INCOME FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2011	2010
Net asset value, beginning		$15.77	$15.58
Income from investment operations:
Net investment income		.22	.21
Net realized and unrealized gain (loss)		(.19)	.27
Total from investment operations		.03	.48
Distributions from:
Net investment income		(.31)	(.20)
Net realized gain		(.08)	(.09)
Total distributions		(.39)	(.29)
Total increase (decrease) in net asset value		(.35)	.19
Net asset value, ending		$15.41	$15.77

Total return*		.23%	3.07%
Ratios to average net assets: A
Net investment income		1.31%	1.46%
Total expenses		1.06%	1.08%
Expenses before offsets		.89%	.89%
Net expenses		.89%	.89%
Portfolio turnover		208%	268%
Net assets, ending (in thousands)		$383,102	$241,254

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2009	2008	2007	+
Net asset value, beginning	$14.97	$15.04	$15.00
Income from investment operations:
Net investment income	.34	.60	.61
Net realized and unrealized gain (loss)	.60	.04	.03
Total from investment operations	.94	.64	.64
Distributions from:
Net investment income	(.30)	(.61)	(.60)
Net realized gain	(.03)	(.10)	—
Total distributions	(.33)	(.71)	(.60)
Total increase (decrease) in net asset value	.61	(.07)	.04
Net asset value, ending	$15.58	$14.97	$15.04

Total return*	6.42%	4.34%	4.34%
Ratios to average net assets: A
Net investment income	2.36%	3.57%	4.52	% (a)
Total expenses	1.26%	2.09%	3.90	% (a)
Expenses before offsets	.93%	.92%	1.05	% (a)
Net expenses	.89%	.89%	.89	% (a)
Portfolio turnover	300%	475%	506%
Net assets, ending (in thousands)	$93,870	$27,333	$3,256

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 72

CALVERT ULTRA-SHORT INCOME FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011	2010	###
Net asset value, beginning	$15.81	$15.67
Income from investment operations:
Net investment income	.26	.07
Net realized and unrealized gain (loss)	(.19)	.14
Total from investment operations	.07	.21
Distributions from:
Net investment income	(.34)	(.07)
Net realized gain	(.08)	—
Total distributions	(.42)	(.07)
Total increase (decrease) in net asset value	(.35)	.14
Net asset value, ending	$15.46	$15.81

Total return*	.47%	1.35%
Ratios to average net assets: A
Net investment income	1.47%	1.69	% (a)
Total expenses	.67%	.75	% (a)
Expenses before offsets	.67%	.75	% (a)
Net expenses	.67%	.75	% (a)
Portfolio turnover	208%	62%
Net assets, ending (in thousands)	$85,987	$37,270

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 73

CALVERT GOVERNMENT FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010	2009	+++
Net asset value, beginning	$16.63	$16.14	$15.00
Income from investment operations:
Net investment income	.15	.26	.06
Net realized and unrealized gain (loss)	.92	.88	1.14
Total from investment operations	1.07	1.14	1.20
Distributions from:
Net investment income	(.16)	(.24)	(.06)
Net realized gain	(.23)	(.41)	—
Total distributions	(.39)	(.65)	(.06)
Total increase (decrease) in net asset value	.68	.49	1.14
Net asset value, ending	$17.31	$16.63	$16.14
Total return*	6.58%	7.31%	7.98%
Ratios to average net assets:A
Net investment income	.95%	1.60%	.63	% (a)
Total expenses	1.89%	3.81%	5.67	% (a)
Expenses before offsets	1.04%	1.05%	1.04	% (a)
Net expenses	1.04%	1.04%	1.04	% (a)
Portfolio turnover	668%	401%	428%
Net assets, ending (in thousands)	$13,387	$3,951	$1,881

CALVERT GOVERNMENT FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010	2009	+++
Net asset value, beginning	$16.58	$16.10	$15.00
Income from investment operations:
Net investment income	**+	.09	**+
Net realized and unrealized gain (loss)	.90	.89	1.10
Total from investment operations	.90	.98	1.10
Distributions from:
Net investment income	** +	(.09)	—
Net realized gain	(.23)	(.41)	—
Total distributions	(.23)	(.50)	—
Total increase (decrease) in net asset value	.67	.48	1.10
Net asset value, ending	$17.25	$16.58	$16.10

Total return*	5.55%	6.25%	7.33%
Ratios to average net assets:A
Net investment income	(.03%)	.37%	.03	% (a)
Total expenses	2.76%	7.13%	41.41	% (a)
Expenses before offsets	2.04%	2.05%	2.04	% (a)
Net expenses	2.04%	2.04%	2.04	% (a)
Portfolio turnover	668%	401%	428%
Net assets, ending (in thousands)	$2,119	$1,154	$143

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 74

CALVERT HIGH YIELD BOND FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009	(z)
Net asset value, beginning	$27.36	$24.92	$24.03
Income from investment operations:
Net investment income	1.81	1.80	1.54
Net realized and unrealized gain (loss)	(.63)	2.39	.95
Total from investment operations	1.18	4.19	2.49
Distributions from:
Net investment income	(1.79)	(1.75)	(1.60)
Total distributions	(1.79)	(1.75)	(1.60)
Total increase (decrease) in net asset value	(.61)	2.44	.89
Net asset value, ending	$26.75	$27.36	$24.92

Total return*	4.17%	17.35%	11.68%
Ratios to average net assets:A
Net investment income	6.32%	6.98%	6.87%
Total expenses	1.56%	1.91%	2.30%
Expenses before offsets	1.56%	1.65%	1.65%
Net expenses	1.56%	1.65%	1.65%
Portfolio turnover	286%	233%	156%
Net assets, ending (in thousands)	$17,206	$9,427	$7,213

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007	++
Net asset value, beginning		$28.55	$29.18
Income from investment operations:
Net investment income		1.77	.96
Net realized and unrealized gain (loss)		(4.45)	(.63)
Total from investment operations		(2.68)	.33
Distributions from:
Net investment income		(1.84)	(.96)
Total distributions		(1.84)	(.96)
Total increase (decrease) in net asset value		(4.52)	(.63)
Net asset value, ending		$24.03	$28.55

Total return*		(9.91%)	1.16%
Ratios to average net assets:A
Net investment income		6.65%	6.50	% (a)
Total expenses		1.49%	1.54	% (a)
Expenses before offsets		1.49%	1.54	% (a)
Net expenses		1.49%	1.54	% (a)
Portfolio turnover		67%	97%
Net assets, ending (in thousands)		$444	$225

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 75

CALVERT HIGH YIELD BOND FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,
CLASS Y SHARES	2011(z)	****
Net asset value, beginning	$28.74
Income from investment operations:
Net investment income	.33
Net realized and unrealized gain (loss)	(1.99)
Total from investment operations	(1.66)
Distributions from:
Net investment income	—
Net realized gain	—
Total ditributions	—
Total increase (decrease) in net asset value	(1.66)
Net asset value, ending	$27.08

Total return*	(5.78%)
Ratios to average net assets:A
Net investment income	7.13	% (a)
Total expenses	2,723.84	% (a)
Expenses before offsets	1.40	% (a)
Net expenses	1.40	% (a)
Portfolio turnover**	286%
Net assets, ending (in thousands)	$1

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 76

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$16.00 ^	$15.12	$15.06 ^
Income from investment operations:
Net investment income	.42	.41	.53
Net realized and unrealized gain (loss)	.02 ^	.95 ^	.30 ^
Total from investment operations	.44	1.36	.83
Distributions from:
Net investment income	(.43)	(.38)	(.51)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.59)	(.48)	(.77)
Total increase (decrease) in net asset value	(.15)	.88	.06
Net asset value, ending	$15.85	$16.00 ^	$15.12 ^

Total return*	2.83%^	9.19%^	5.97%^
Ratios to average net assets:A
Net investment income	2.63%	2.63%	3.71%
Total expenses	1.13%	1.14%	1.15%
Expenses before offsets	1.13%	1.14%	1.15%
Net expenses	1.13%	1.14%	1.14%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$516,884	$592,736 ^	$597,246 ^

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 ^^	2007
Net asset value, beginning		$15.92	$15.83
Income from investment operations:
Net investment income		.69	.69
Net realized and unrealized gain (loss)		(.62 )^	.13
Total from investment operations		.07	.82
Distributions from:
Net investment income		(.68)	(.70)
Net realized gain		(.25)	(.03)
Total distributions		(.93)	(.73)
Total increase (decrease) in net asset value		(.86)	.09
Net asset value, ending		$15.06 ^	$15.92

Total return*		.33%^	5.31%
Ratios to average net assets:A
Net investment income		4.40%	4.41%
Total expenses		1.10%	1.12%
Expenses before offsets		1.10%	1.12%
Net expenses		1.10%	1.11%
Portfolio turnover		147%	190%
Net assets, ending (in thousands)		$607,266 ^	$453,813

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 77

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$15.89 ^	$15.03 ^	$14.97 ^
Income from investment operations:
Net investment income	.26	.25	.40
Net realized and unrealized gain (loss)	.02 ^	.93 ^	.29 ^
Total from investment operations	.28	1.18	.69
Distributions from:
Net investment income	(.27)	(.22)	(.37)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.43)	(.32)	(.63)
Total increase (decrease) in net asset value	(.15)	.86	.06
Net asset value, ending	$15.74	$15.89 ^	$15.03 ^

Total return*	1.78%^	7.98%^	5.00%^
Ratios to average net assets:A
Net investment income	1.57%	1.60%	2.81%
Total expenses	2.21%	2.18%	2.13%
Expenses before offsets	2.19%	2.18%	2.13%
Net expenses	2.19%	2.18%	2.11%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$5,635	$8,845 ^	$11,803 ^

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008 ^^	2007
Net asset value, beginning		$15.84	$15.76
Income from investment operations:
Net investment income		.54	.54
Net realized and unrealized gain (loss)		(.63 )^	.12
Total from investment operations		(.09)	.66
Distributions from:
Net investment income		(.53)	(.55)
Net realized gain		(.25)	(.03)
Total distributions		(.78)	(.58)
Total increase (decrease) in net asset value		(.87)	.08
Net asset value, ending		$14.97	$15.84

Total return*		(.68%)^	4.29%
Ratios to average net assets:A
Net investment income		3.43%	3.43%
Total expenses		2.07%	2.09%
Expenses before offsets		2.07%	2.09%
Net expenses		2.06%	2.08%
Portfolio turnover		147%	190%
Net assets, ending (in thousands)		$17,196 ^	$14,834

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 78

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$15.90 ^	$15.04 ^	$14.97 ^
Income from investment operations:
Net investment income	.29	.29	.42
Net realized and unrealized gain (loss)	.03 ^	.93 ^	.31 ^
Total from investment operations	.32	1.22	.73
Distributions from:
Net investment income	(.30)	(.26)	(.40)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.46)	(.36)	(.66)
Total increase (decrease) in net asset value	(.14)	.86	.07
Net asset value, ending	$15.76	$15.90 ^	$15.04 ^

Total return*	2.08%^	8.24%^	5.23%^
Ratios to average net assets:A
Net investment income	1.83%	1.85%	2.93%
Total expenses	1.93%	1.91%	1.94%
Expenses before offsets	1.93%	1.91%	1.94%
Net expenses	1.93%	1.91%	1.92%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$47,123	$54,230 ^	$56,223 ^

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008 ^^	2007
Net asset value, beginning		$15.83	$15.75
Income from investment operations:
Net investment income		.56	.56
Net realized and unrealized gain (loss)		(.62 )^	.12
Total from investment operations		(.06)	.68
Distributions from:
Net investment income		(.55)	(.57)
Net realized gain		(.25)	(.03)
Total distributions		(.80)	(.60)
Total increase (decrease) in net asset value		(.86)	.08
Net asset value, ending		$14.97 ^	$15.83

Total return*		.49%^	4.41%
Ratios to average net assets:A
Net investment income		3.60%	3.61%
Total expenses		1.90%	1.92%
Expenses before offsets		1.90%	1.92%
Net expenses		1.89%	1.91%
Portfolio turnover		147%	190%
Net assets, ending (in thousands)		$52,555 ^	$36,202

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 79

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011	2010 ^^	2009	##,^^
Net asset value, beginning	$16.06 ^	$15.16 ^	$14.33	^
Income from investment operations:
Net investment income	.46	.41	.48
Net realized and unrealized gain (loss)	.03 ^	.98 ^	1.08	^
Total from investment operations	.49	1.39	1.56
Distributions from:
Net investment income	(.46)	(.39)	(.47)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.62)	(.49)	(.73)
Total increase (decrease) in net asset value	(.13)	.90	.83
Net asset value, ending	$15.93	$16.06 ^	$15.16	^

Total return*	3.17%^	9.34%^	11.31	%^
Ratios to average net assets:A
Net investment income	2.91%	2.71%	3.36	% (a)
Total expenses	.83%	1.00%	5.39	% (a)
Expenses before offsets	.83%	.92%	.93	% (a)
Net expenses	.83%	.92%	.92	% (a)
Portfolio turnover	203%	78%	69%
Net assets, ending (in thousands)	$26,987	$14,321 ^	$624	^

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 80

CALVERT MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
	2011	2010	2009
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	**	**	.011
Distributions from:
Net investment income	***	***	(.011)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.01%	1.15%
Ratios to average net assets:A
Net investment income	.01%	.01%	1.13%
Total expenses	.84%	.83%	.84%
Expenses before offsets	.30%	.55%	.84%
Net expenses	.30%	.54%	.84%
Net assets, ending (in thousands)	$142,595	$144,575	$169,485

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
		2008	2007
Net asset value, beginning		$1.00	$1.00
Income from investment operations:
Net investment income		.029	.045
Distributions from:
Net investment income		(.029)	(.045)
Net asset value, ending		$1.00	$1.00

Total return*		2.90%	4.64%
Ratios to average net assets:A
Net investment income		2.83%	4.53%
Total expenses		.79%	.82%
Expenses before offsets		.79%	.82%
Net expenses		.78%	.80%
Net assets, ending (in thousands)		$186,311	$187,210

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 81

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

# From February 29, 2008, inception.

## From October 31, 2008 inception.

### From May 28, 2010, inception.

+ From October 31, 2006, inception.

++ From February 1, 2007, inception.

+++ From December 31, 2008 inception.

^ Amount was revised for changes to the value of certain security holdings.

^^ The Financial Highlights for years ended 2008 through 2010, have been restated to reflect an adjustment for an immaterial pricing adjustment.

^^^ The total return was revised from the previously reported amount of 6.63%.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Amount was less than .001 per share.

*** Distribution was less than .001 per share.

**** From inception July 29, 2011.

**+ Amount wass less than .01 per share.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 82

CALVERT FAMILY OF FUNDS[1]

Calvert offers a broad range of more than 40 mutual funds to meet your investment needs. Our funds involve differing levels of risk, based on the fund's objective and strategies, and investment may involve loss of principal. This chart illustrates a selection of mutual funds in our family along a risk/return spectrum; funds with more aggressive objectives and strategies as determined by the Advisor and as stated in the applicable prospectus are listed at the top.

Higher Risk/Reward Potential

Category	Funds
Sector Funds	Calvert Global Alternative Energy Fund ● Calvert Global Water Fund ●
Small to Mid-Cap Equity Funds	Calvert Small Cap Fund ■ Calvert International Opportunities Fund ■ Calvert Capital Accumulation Fund ■
Large-Cap Equity Funds	Calvert International Equity Fund ■ Calvert Social Index Fund ■ Calvert Equity Portfolio ■ Calvert Enhanced Equity Portfolio ■ Calvert Large Cap Value Fund ▲ Calvert Equity Income Fund ▲
Balanced and Asset Allocation Funds	Calvert Aggressive Allocation Fund ■ ● Calvert Moderate Allocation Fund ■ ● Calvert Balanced Portfolio ■ Calvert Conservative Allocation Fund ■ ●
Bond Funds	Calvert High Yield Bond Fund Calvert Long-Term Income Fund Calvert Income Fund Calvert Bond Portfolio ■ Calvert Tax-Free Bond Fund Calvert Short Duration Income Fund Calvert Government Fund Calvert Ultra-Short Income Fund
Money Market Funds	Calvert Money Market Portfolio[2] ■ CTFR Money Market Portfolio[2] Calvert First Government Money Market Fund[2]

Lower Risk/Reward Potential

Calvert SRI Approach: ■ **Signature** ● **Solution** ▲ **SAGE**

SRI is the acronym for Sustainable and Responsible Investing.

1. Note: Does not include variable insurance portfolios.

#10789

To Open an Account:

800-368-2748

Performance and Prices:

www. calvert.com
24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or Overnight Mail:

Calvert c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address: www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (Calvert Bond Portfolio and Calvert Money Market Portfolio)

No. 811- 3416 The Calvert Fund (Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert Government Fund and Calvert High Yield Bond Fund)

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